Risk Management (Details) - Schedule of net losses from operational risks - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Expenses for the gross loss period due to operational risk events
Subtotal, Recoveries	$ 5,069	$ 8,635
Net loss from operational risk events	17,245	12,828
Subtotal, Expenses	22,314	21,463
Expenses [Member] | Internal fraud [Member]
Expenses for the gross loss period due to operational risk events
Total	91	51
Expenses [Member] | External fraud [Member]
Expenses for the gross loss period due to operational risk events
Total	8,513	5,469
Expenses [Member] | Labor Practices and Business Safety [Member]
Expenses for the gross loss period due to operational risk events
Total	8,095	4,089
Expenses [Member] | Clients, products and business practices [Member]
Expenses for the gross loss period due to operational risk events
Total	789	256
Expenses [Member] | Damage to physical assets [Member]
Expenses for the gross loss period due to operational risk events
Total	221	236
Expenses [Member] | Business interruption and system failures [Member]
Expenses for the gross loss period due to operational risk events
Total	981	177
Expenses [Member] | Process execution, delivery and management [Member]
Expenses for the gross loss period due to operational risk events
Total	3,624	11,185
Recoveries of expenses [Member] | Internal fraud [Member]
Expenses for the gross loss period due to operational risk events
Total		568
Recoveries of expenses [Member] | External fraud [Member]
Expenses for the gross loss period due to operational risk events
Total	2,194	3,975
Recoveries of expenses [Member] | Labor Practices and Business Safety [Member]
Expenses for the gross loss period due to operational risk events
Total	1,391	874
Recoveries of expenses [Member] | Clients, products and business practices [Member]
Expenses for the gross loss period due to operational risk events
Total	673	243
Recoveries of expenses [Member] | Damage to physical assets [Member]
Expenses for the gross loss period due to operational risk events
Total		8
Recoveries of expenses [Member] | Business interruption and system failures [Member]
Expenses for the gross loss period due to operational risk events
Total	2	33
Recoveries of expenses [Member] | Process execution, delivery and management [Member]
Expenses for the gross loss period due to operational risk events
Total	$ 809	$ 2,934